SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of income (loss) per share (Details) - USD ($)	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net income (loss), as adjusted	$ (14,691,871)		$ (7,683,830)					$ (29,232,518)	$ (19,349,948)		$ (31,674,084)	$ (18,468,776)
Denominator:
Basic weighted average shares outstanding	4,551,755		8,522,923			1,875,000		3,818,717	8,458,434		8,197,409	8,310,333
Diluted weighted average shares outstanding	4,551,755	3,956,455	8,522,923	8,442,703	3,446,123		8,425,655	3,818,717	8,458,434		8,197,409	8,310,604
Basic net loss per common share	$ (3.23)		$ (0.90)					$ (7.66)	$ (2.29)		$ (3.86)	$ (2.22)
Diluted net loss per common share	$ (3.23)	$ (1.95)	$ (0.90)	$ (0.70)	$ (4.22)		$ (1.38)	$ (7.66)	$ (2.29)		$ (3.86)	$ (2.22)
LifeSci Acquisition II Corp
Numerator:
Allocation of net income (loss), as adjusted	$ (829,630)
Denominator:
Basic weighted average shares outstanding	10,011,301		1,875,000							6,734,489
Diluted weighted average shares outstanding	10,011,301		1,875,000			1,875,000				6,734,489
Basic net loss per common share	$ (0.08)		$ 0.00			$ 0.00				$ (0.08)
Diluted net loss per common share	$ (0.08)		$ 0.00							$ (0.08)